Commitments and Contingencies - Summary of Company's Commitments (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments to extend credit, including unused lines of credit	$ 34,138,058	$ 34,794,892
Standby letters of credit	1,601,847	1,524,713
Company's commitments, Total	$ 35,739,905	$ 36,319,605